Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 3,609	$ 5,134
Work in progress	426	1,233
Retail inventories and manufactured finished goods	132,976	137,108
Total inventory	$ 137,011	$ 143,475